Expense Example {- Fidelity® Growth Strategies Fund} - 11.30 Fidelity Growth Strategies Fund - K PRO-08 - Fidelity® Growth Strategies Fund - Fidelity Growth Strategies Fund-Class K	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653